Other Assets and Liabilities	12 Months Ended
Dec. 31, 2017
Other Assets And Liabilities [Abstract]
Other Assets and Liabilities

16. Other Assets and Liabilities

Other assets and liabilities as of December 31, 2017 and 2016 were as follows (in thousands):

	As of December 31,
	2017	2016
Other Current Assets:
Investment in deferred compensation	$784	$549
Short-term prepaid assets	25,290	23,951
Income tax prepayments	12,767	2,733
Other	4,203	4,867
Total other current assets	$43,044	$32,100
Other Long-Term Assets:
Investment in deferred compensation	$3,674	$4,776
Long-term prepaid assets	25,573	34,307
Long-term deferred tax asset	8,662	3,423
Other	4,225	2,703
Total other long-term assets	$42,134	$45,209
Other Long-Term Liabilities:
Accrued pension obligation	$43,331	$40,165
Deferred rent	25,019	22,561
Deferred directors compensation	3,652	4,786
Long-term swap liability	581	205
Long-term income tax liability	5,659	3,999
Long-term merger expenses	190	1,812
Long-term workers compensation liability	9,124	9,517
Other	1,666	1,602
Total other long-term liabilities	$89,222	$84,647